Laudus Mondrian International Equity Fund
Laudus Mondrian International Equity Fund
Investment objective
The fund seeks long-term capital appreciation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Laudus Mondrian International Equity Fund	Institutional	Select	Investor
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Laudus Mondrian International Equity Fund		Institutional	Select	Investor
Management fees		0.85%	0.85%	0.85%
Distribution (12b-1) fees		none	none	0.25%
Other expenses		0.36%	0.51%	0.53%
Total annual fund operating expenses		1.21%	1.36%	1.63%
Less expense reduction		(0.16%)	(0.24%)	(0.23%)
Total annual fund operating expenses after expense reduction	[1]	1.05%	1.12%	1.40%
[1]	The investment adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the fund to 1.05%, 1.12%, and 1.40% for the Institutional, Select and Investor classes, respectively, until at least July 30, 2013. During this term, the agreement may only be amended or terminated with the approval of the fund's Board of Trustees. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the fund to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the fund's total annual fund operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to, extend the agreement for additional years.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The one-year figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example Laudus Mondrian International Equity Fund (USD $)	1 year	3 years	5 years	10 years
Institutional	107	352	633	1,437
Select	114	382	698	1,592
Investor	143	468	842	1,893

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal investment strategies

The fund pursues its investment objective primarily by investing in equity securities of non-U.S. large capitalization issuers, including the securities of emerging market companies, that, in the subadviser’s opinion, are undervalued at the time of purchase based on fundamental value analysis employed by the subadviser. Normally, the fund will invest primarily in common stocks. The fund may purchase securities of non-U.S. issuers directly or indirectly in the form of American, European or Global depositary receipts or other securities representing underlying shares of non-U.S. issuers. The fund may also purchase other investment funds, including, but not limited to, registered funds, including exchange-traded funds (ETFs), unregistered funds and real estate investment trusts (REITs).

For purposes of investments to be made by the fund, large capitalization companies are currently defined by the subadviser to mean issuers that have a market capitalization of more than $6.5 billion at the time of purchase. This level is subject to market movements and is regularly reviewed by the subadviser. Typically, the fund invests in securities of approximately 30-40 companies.

Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities.

The subadviser’s approach in selecting investments for the fund is primarily oriented to individual stock selection and is value driven. In selecting stocks for the fund, the subadviser identifies those stocks that it believes will provide capital appreciation over a market cycle, taking into consideration movements in the price of the individual security and the impact of currency fluctuation on a United States domiciled, dollar-based investor. The subadviser conducts fundamental research on a global basis in order to identify securities that, in the subadviser’s opinion, have the potential for long-term capital appreciation. This research effort generally centers on a value-oriented dividend discount methodology with respect to individual securities and market analysis that isolates value across country boundaries. The approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being received today. In addition, the analysis typically includes a comparison of the values and current market prices of different possible investments. The subadviser’s general management strategy emphasizes long-term holding of securities, although securities may be sold in the subadviser’s discretion without regard to the length of time they have been held.

The fund may invest in securities issued in any currency and may hold foreign currency. The fund may carry out hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. Under normal circumstances, hedging is undertaken defensively back into the base currency of the fund.

The fund may invest in derivative instruments, principally futures contracts. The fund typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks. The fund may lend its securities to certain financial institutions to earn additional income.

The fund may also invest in investment- and below investment-grade debt securities issued by government or corporate entities.

The fund may buy and sell portfolio securities actively. As a result, the fund’s portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

For temporary defensive purposes, during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management risk. As with all actively managed funds, the strategies of the fund’s subadviser may not achieve their desired results. Poor stock selection or a focus on securities in a particular sector may cause the fund to underperform its benchmark or other funds with a similar investment objective.

Equity risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-cap risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — mid- or small-cap stocks, for instance — the fund’s large-cap holdings could reduce performance.

Foreign investment risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries.

Currency risk. The fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies may involve risks that those currencies will decline in value relative to the U.S. Dollar.

Derivatives risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Fixed income risk. Interest rates rise and fall over time, which will affect the fund’s yield and share price. The credit quality of a portfolio investment could also cause the fund’s share price to fall. The fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower than market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Securities lending risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

REITs risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs, are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Exchange traded fund (ETF) risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Leverage risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio securities.

Liquidity risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance
The bar chart below shows the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.laudus.com/prospectus.
Annual total returns (%) as of 12/31
Investor Shares

Best quarter: 18.42% Q2 2009 Worst quarter: (17.85%) Q1 2009 Year-to-date performance (non-annualized and before taxes) of the fund’s Investor Shares as of 6/30/2011: 6.37%
Average annual total returns (%) as of 12/31/10
Average Annual Total Returns Laudus Mondrian International Equity Fund	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception date
Before taxes Investor		0.13%	(8.70%)	Jun. 16, 2008
Before taxes Select		0.53%	(8.48%)	Jun. 16, 2008
Before taxes Institutional		0.61%	(8.38%)	Jun. 16, 2008
After taxes on distributions Investor		(0.01%)	(8.82%)	Jun. 16, 2008
After taxes on distributions and sale of shares Investor		0.98%	(7.17%)	Jun. 16, 2008
Comparative Index MSCI EAFE Index (Net)	(reflects no deduction for expenses or taxes)	7.75%	(5.17%)	Jun. 16, 2008

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share classes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Laudus Mondrian Global Equity Fund
Laudus Mondrian Global Equity Fund
Investment objective
The fund seeks long-term capital appreciation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Laudus Mondrian Global Equity Fund	Institutional	Select	Investor
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Laudus Mondrian Global Equity Fund		Institutional	Select	Investor
Management fees		0.85%	0.85%	0.85%
Distribution (12b-1) fees		none	none	0.25%
Other expenses		3.72%	3.91%	3.87%
Total annual fund operating expenses		4.57%	4.76%	4.97%
Less expense reduction		(3.52%)	(3.64%)	(3.57%)
Total annual fund operating expenses after expense reduction	[1]	1.05%	1.12%	1.40%
[1]	The investment adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the fund to 1.05%, 1.12%, and 1.40% for the Institutional, Select and Investor classes, respectively, until at least July 30, 2013. During this term, the agreement may only be amended or terminated with the approval of the fund's Board of Trustees. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the fund to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the fund's total annual fund operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to, extend the agreement for additional years.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The one-year figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example Laudus Mondrian Global Equity Fund (USD $)	1 year	3 years	5 years	10 years
Institutional	107	713	1,709	4,237
Select	114	747	1,779	4,382
Investor	143	824	1,891	4,563

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal investment strategies

The fund pursues its investment objective primarily by investing in equity securities of both U.S. and non-U.S. issuers, including the securities of emerging market companies, that, in the subadviser’s opinion, are undervalued at the time of purchase based on fundamental value analysis employed by the subadviser. Normally, the fund will invest primarily in common stocks. The fund may purchase securities of non-U.S. issuers directly or indirectly in the form of American, European or Global depositary receipts or other securities representing underlying shares of non-U.S. issuers. The fund may also purchase other investment funds, including, but not limited to, registered funds, including exchange-traded funds (ETFs), unregistered funds and real estate investment trusts (REITs).

Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in equity securities.

The subadviser’s approach in selecting investments for the fund is primarily oriented to individual stock selection and is value driven. In selecting stocks for the fund, the subadviser identifies those stocks that it believes will provide capital appreciation over a market cycle, taking into consideration movements in the price of the individual security and the impact of currency fluctuation on a United States domiciled, dollar-based investor. The subadviser conducts fundamental research on a global basis in order to identify securities that, in the subadviser’s opinion, have the potential for long-term capital appreciation. This research effort generally centers on a value-oriented dividend discount methodology with respect to individual securities and market analysis that isolates value across country boundaries. The approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being received today. In addition, the analysis typically includes a comparison of the values and current market prices of different possible investments. The subadviser’s general management strategy emphasizes long-term holding of securities, although securities may be sold in the subadviser’s discretion without regard to the length of time they have been held.

The fund may invest in securities issued in any currency and may hold foreign currency. The fund may carry out hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. Under normal circumstances, hedging is undertaken defensively back into the base currency of the fund.

The fund may invest in derivative instruments, principally futures contracts. The fund typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks. The fund may lend its securities to certain financial institutions to earn additional income.

The fund may also invest in investment- and below investment-grade debt securities issued by governments or corporate entities.

The fund may buy and sell portfolio securities actively. As a result, the fund’s portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

For temporary defensive purposes, during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management risk. As with all actively managed funds, the strategies of the fund’s subadviser may not achieve their desired results. Poor stock selection or a focus on securities in a particular sector may cause the fund to underperform its benchmark or other funds with a similar investment objective.

Equity risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-, mid- and small-cap risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments — bonds or stocks of another capitalization range, for instance — the fund’s large-, mid- or small-cap holdings could reduce performance.

Foreign investment risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries.

Currency risk. The fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies may involve risks that those currencies will decline in value relative to the U.S. Dollar.

Derivatives risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Fixed income risk. Interest rates rise and fall over time, which will affect the fund’s yield and share price. The credit quality of a portfolio investment could also cause the fund’s share price to fall. The fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower than market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.

Securities lending risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

REITs risk. The fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs, are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Exchange traded fund (ETF) risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Leverage risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio securities.

Liquidity risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance
The bar chart below shows the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.laudus.com/prospectus.
Annual total returns (%) as of 12/31
Investor Shares

Best quarter: 18.31% Q2 2009 Worst quarter: (15.98%) Q1 2009 Year-to-date performance (non-annualized and before taxes) of the fund’s Investor Shares as of 6/30/2011: 8.06%
Average annual total returns (%) as of 12/31/10
Average Annual Total Returns Laudus Mondrian Global Equity Fund	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception date
Before taxes Investor		3.80%	(4.70%)	Jun. 16, 2008
Before taxes Select		4.04%	(4.44%)	Jun. 16, 2008
Before taxes Institutional		4.11%	(4.39%)	Jun. 16, 2008
After taxes on distributions Investor		3.64%	(5.09%)	Jun. 16, 2008
After taxes on distributions and sale of shares Investor		3.11%	(3.97%)	Jun. 16, 2008
Comparative Index MSCI World Index (Net)	(reflects no deduction for expenses or taxes)	11.76%	(3.19%)	Jun. 16, 2008

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share classes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Laudus Mondrian Emerging Markets Fund
Laudus Mondrian Emerging Markets Fund
Investment objective
The fund seeks long-term capital appreciation.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Laudus Mondrian Emerging Markets Fund	Institutional	Select	Investor
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%	2.00%	2.00%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Laudus Mondrian Emerging Markets Fund		Institutional	Select	Investor
Management fees		1.20%	1.20%	1.20%
Distribution (12b-1) fees		none	none	0.25%
Other expenses		0.31%	0.46%	0.46%
Total annual fund operating expenses		1.51%	1.66%	1.91%
Less expense reduction		(0.06%)	(0.14%)	(0.11%)
Total annual fund operating expenses after expense reduction	[1]	1.45%	1.52%	1.80%
[1]	The investment adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the fund to 1.45%, 1.52%, and 1.80% for the Institutional, Select and Investor classes, respectively, until at least July 30, 2013. During this term, the agreement may only be amended or terminated with the approval of the fund's Board of Trustees. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the fund to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the fund's total annual fund operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to, extend the agreement for additional years.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The one-year figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example Laudus Mondrian Emerging Markets Fund (USD $)	1 year	3 years	5 years	10 years
Institutional	148	465	812	1,791
Select	155	495	872	1,941
Investor	183	578	1,011	2,214

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal investment strategies

The fund is an international fund and generally invests in large capitalization equity securities of emerging market companies, as described below, that, in the subadviser’s opinion, are undervalued at the time of purchase based on fundamental value analysis employed by the subadviser. Normally, the fund will invest primarily in common stocks. The fund may also purchase other investment funds, including, but not limited to, registered funds, including exchange-traded funds (ETFs). The fund may purchase securities of non-U.S. issuers directly or indirectly in the form of American, European or Global depositary receipts or other securities representing underlying shares of non-U.S. issuers. The subadviser currently defines companies with large market capitalizations generally, as those with market capitalizations of $3.5 billion or more at the time of purchase. This level is subject to market movements and is regularly reviewed by the subadviser. Typically, the fund invests in securities of approximately 35-45 companies.

Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in the securities of emerging markets issuers.

The subadviser’s approach in selecting investments for the fund is primarily oriented to individual stock selection and is value driven. In selecting stocks for the fund, the subadviser identifies those stocks that it believes will provide high total return over a market cycle, taking into consideration movements in the price of the individual security and the impact of currency fluctuation on a United States domiciled, dollar-based investor. The subadviser conducts fundamental research on a global basis in order to identify securities that, in the subadviser’s opinion, have the potential for long-term total return. This research effort generally centers on a value-oriented dividend discount methodology with respect to individual securities and market analysis that isolates value across country boundaries. The approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being received today. In addition, the analysis typically includes a comparison of the values and current market prices of different possible investments. The subadviser’s general management strategy emphasizes long-term holding of securities, although securities may be sold in the subadviser’s discretion without regard to the length of time they have been held.

The fund considers an “emerging country” to be any country except the United States, Canada, and those in the Morgan Stanley Capital International EAFE Index. Although this is not an exclusive list, the subadviser considers an emerging country security to be one that is issued by a company that exhibits one or more of the following characteristics: (1) its principal securities trading market is in an emerging country, as defined above; (2) while traded in any market, alone or on a consolidated basis, the company derives 50% or more of its annual revenues or annual profits from either goods produced, sales made or services performed in emerging countries; (3) the company has 50% of more of its assets located in an emerging country; or (4) it is organized under the laws of, and has a principal office in, an emerging country.

The fund may invest in securities issued in any currency and may hold foreign currency. The fund may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. The fund may invest in derivative instruments, principally futures contracts. The fund typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks. The fund may lend its securities to certain financial institutions to earn additional income.

The fund may buy and sell portfolio securities actively. As a result, the fund’s portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

For temporary defensive purposes, during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management risk. As with all actively managed funds, the strategies of the fund’s subadviser may not achieve their desired results. Poor stock selection or a focus on securities in a particular sector may cause the fund to underperform its benchmark or other funds with a similar investment objective.

Equity risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-cap risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — mid- or small-cap stocks, for instance — the fund’s large-cap holdings could reduce performance.

Foreign investment risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries.

Currency risk. The fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies may involve risks that those currencies will decline in value relative to the U.S. Dollar.

Derivatives risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Securities lending risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Exchange traded fund (ETF) risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in an ETF can result in its value being more volatile than the underlying portfolio of securities.

Leverage risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio securities.

Liquidity risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.laudus.com/prospectus.
Annual total returns (%) as of 12/31
Investor Shares

Best quarter: 30.77% Q2 2009 Worst quarter: (24.80%) Q4 2008 Year-to-date performance (non-annualized and pre-tax) of the fund’s Investor Shares as of 6/30/2011: (0.31%)
Average annual total returns (%) as of 12/31/10
Average Annual Total Returns Laudus Mondrian Emerging Markets Fund	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception date
Before taxes Investor		11.80%	0.10%	Nov. 02, 2007
Before taxes Select		11.97%	0.36%	Nov. 02, 2007
Before taxes Institutional		12.04%	0.41%	Nov. 02, 2007
After taxes on distributions Investor		11.59%	(0.03%)	Nov. 02, 2007
After taxes on distributions and sale of shares Investor		8.11%	0.12%	Nov. 02, 2007
Comparative Index MSCI Emerging Markets Index (Net)	(reflects no deduction for expenses or taxes)	18.88%	(1.85%)	Nov. 02, 2007

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share classes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.
Laudus Mondrian International Fixed Income Fund
Laudus Mondrian International Fixed Income Fund
Investment objective
The fund seeks long-term total return consistent with its value-oriented investment approach.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Laudus Mondrian International Fixed Income Fund Institutional
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Laudus Mondrian International Fixed Income Fund Institutional
Management fees		0.60%
Distribution (12b-1) fees		none
Other expenses	[1]	0.10%
Total annual fund operating expenses	[2]	0.70%
[1]	Restated to reflect current expenses.
[2]	The investment adviser has agreed to limit the total annual fund operating expenses (excluding interest, taxes, and certain non-routine expenses) of the fund to 0.75% until at least July 30, 2013. During this term, the agreement may only be amended or terminated with the approval of the fund's Board of Trustees. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the fund to the investment adviser during the next two fiscal years to the extent that the repayment will not cause the fund's total annual fund operating expenses to exceed the limit (as stated in the agreement) during the respective year. The investment adviser may, but is not required to, extend the agreement for additional years.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The one-year figure is based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Laudus Mondrian International Fixed Income Fund Institutional	72	224	390	871

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Principal investment strategies

The fund invests primarily in fixed income securities that may also provide the potential for capital appreciation. The fund is an international fund that invests primarily in issuers that are organized, have a majority of their assets or derive most of their operating income outside of the United States. As such, it may invest primarily in securities issued in any currency and may hold foreign currency. Under normal circumstances, the fund intends to invest in securities which are denominated in foreign currencies. Securities of issuers within a given country may be denominated in the currency of such country, in the currency of another country or in multinational currency units, such as the euro. The fund will attempt to achieve its objective by investing in a broad range of fixed income securities, including debt obligations of governments, their agencies, instrumentalities or political subdivisions and companies. They will generally be rated, at the time of investment, BBB or better by S&P or Moody’s or, if unrated, are deemed to be of comparable quality by the subadviser. The fund may invest up to 5% of its assets (determined at time of purchase) in fixed-income securities rated below investment grade (sometimes called junk bonds), including government securities as discussed below. It is anticipated that no more than 25% of the fund’s assets (determined at time of purchase) will be invested in corporate debt obligations under normal circumstances.

The fund may invest up to 5% of its assets (determined at time of purchase) in emerging markets. The fund is considered “non-diversified”, which means that it may invest in the securities of relatively few issuers.

Under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities.

The subadviser’s approach in selecting investments for the fund is oriented to country selection and is value driven. In selecting fixed income instruments for the fund, the subadviser identifies those countries’ fixed income markets that it believes will provide the United States domiciled investor the highest yield over a market cycle while also offering the opportunity for capital gain and currency appreciation. The subadviser conducts extensive fundamental research on a global basis, and it is through this effort that attractive fixed income markets are selected for investment. The core of the fundamental research effort is a value-oriented prospective real yield approach which looks at today’s yield in each market and subtracts from it forecasted inflation for the next two years to identify value as a forward looking potential real yield. Comparisons of the values of different possible investments are then made. The higher the prospective real yield the higher the relative allocation and conversely the lower the prospective real yield the lower the allocation or even a zero allocation.

The fund may also invest in zero coupon bonds, and in the debt securities of supranational entities denominated in any currency. The fund also may invest in securities issued by the U.S. Government or its agencies and instrumentalities such as Ginnie Mae, Fannie Mae and Freddie Mac.

The fund may actively carry on hedging activities, and may utilize a wide range of derivative instruments, including options, futures contracts and related options, and forward foreign currency exchange contracts to hedge currency risks associated with its portfolio securities. This hedging may be in the form of cross hedging. Hedging and cross hedging may be used to identify value opportunities in the currency markets. The fund may also use derivatives as a substitute for taking a position in the underlying asset. The fund may lend its securities to certain financial institutions to earn additional income.

It is anticipated that the average weighted maturity of the fund will be in the three- to 10-year range. If the subadviser anticipates a declining interest rate environment, the average weighted maturity may be extended beyond 10 years. Conversely, if the subadviser anticipates a rising rate environment, the average weighted maturity may be shortened to less than three years.

The fund may buy and sell portfolio securities actively. As a result, the fund’s portfolio turnover rate and transaction costs will rise, which may lower fund performance and may increase the likelihood of capital gain distributions.

For temporary defensive purposes, during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Market risk. Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Management risk. As with all actively managed funds, the strategies of the fund’s subadviser may not achieve their desired results. Poor bond selection or a focus on a particular region may cause the fund to underperform its benchmark or other funds with a similar investment objective.

Non-diversification risk. The fund is non-diversified and, as such, may invest a greater percentage of its assets in the securities of a single issuer than a fund that is diversified. A non-diversified fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Interest rate risk. Interest rates will risk and fall over time. During periods when interest rates are low, the fund’s yield and total return also may be low. The longer the fund’s duration, the more sensitive to interest rate movements its share price is likely to be.

Credit risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund’s share price to fall. The fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.

Prepayment and extension risk. The fund’s investments are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Foreign investment risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.

Emerging markets risk. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the fund’s investments in emerging market countries.

Currency risk. The fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies may involve risks that those currencies will decline in value relative to the U.S. Dollar.

Derivatives risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately larger impact on the fund.

Leverage risk. Certain fund transactions, such as derivatives, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio securities.

Liquidity risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Securities lending risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the risks of investing in the fund please see the “Fund details” section in the prospectus.

Performance
The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.laudus.com/prospectus. On July 29, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund is that of the fund’s former Institutional Shares. Accordingly, the past performance information of the fund’s former Institutional Shares is shown below.
Annual total returns (%) as of 12/31

Best quarter: 11.42% Q1 2008 Worst quarter: (5.69%) Q2 2008 Year-to-date performance (non-annualized and pre-tax) as of 6/30/2011: 5.08%
Average annual total returns (%) as of 12/31/10
Average Annual Total Returns Laudus Mondrian International Fixed Income Fund	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since Inception	Inception date
Before taxes Institutional		6.54%	8.47%	Nov. 02, 2007
After taxes on distributions Institutional		6.00%	7.38%	Nov. 02, 2007
After taxes on distributions and sale of shares Institutional		4.23%	6.63%	Nov. 02, 2007
Comparative Index Citigroup non-U.S. Dollar World Government Bond Index	(reflects no deduction for expenses or taxes)	5.21%	6.67%	Nov. 02, 2007

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, IRA or other tax-advantaged account.